Employee benefit obligations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Employee benefit obligations.
Gains (losses) on Remeasurement of employee benefit benefit plans	$ 1,000,000	$ 4,000,000	$ 8,000,000	$ 9,000,000
Increase (Decrease) In Defined Benefit Obligation.	2,000,000	8,000,000	(7,000,000)	(14,000,000)
Increase (Decrease) In Asset Valuation.	$ 3,000,000	$ (4,000,000)	$ 1,000,000	$ (5,000,000)